SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

        These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and are expressed in United States dollars.

Basis of Presentation

The condensed balance sheet as of December 31, 2012 has been derived from audited financial statements. The condensed consolidated balance sheet as of September 30, 2013, the condensed consolidated statements of operations, the condensed consolidated statements of comprehensive income (loss), the condensed consolidated statements of stockholders’ equity and the condensed consolidated statements of cash flows, for the three and nine months ended September 30, 2013,  and for the three months ended September 30, 2012 and for the period May 16, 2012 (commencement of operations) to September 30, 2012, are unaudited.

The unaudited condensed consolidated financial statements and related notes have been prepared in accordance with U.S. GAAP for interim financial reporting and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, certain information and note disclosures normally included in the financial statements prepared under U.S. GAAP have been condensed or omitted. In the opinion of management, all adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows have been included and are of a normal and recurring nature. The operating results presented for interim periods are not necessarily indicative of the results that may be expected for any other interim period or for the entire year. These condensed consolidated financial statements should be read in conjunction with the Company’s financial statements and notes thereto included in the Company’s Form S-11 for the period May 16, 2012 (commencement of operations) to December 31, 2012, which was filed with the Securities and Exchange Commission (“SEC”).

The condensed consolidated financial statements of the Company include the accounts of its subsidiary.

Consolidation, Variable Interest Entity, Policy [Policy Text Block]
Variable Interest Entities

An entity is referred to as a variable interest entity ("VIE") if it lacks one or more of the following characteristics: (1) sufficient equity at risk to finance its activities without additional subordinated financial support provided by any parties, including the equity holders; (2) as a group the holders of the equity investment at risk have (a) the power, through voting rights or similar rights, to direct the activities of a legal entity that most significantly impacts the entity's economic performance, (b) the obligation to absorb the expected losses of the legal entity and (c) the right to receive the expected residual returns of the legal entity; and (3) the voting rights of these investors are proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected returns of their equity, or both, and whether substantially all of the entity's activities involve or are conducted on behalf of an investor that has disproportionately fewer voting rights. An investment that lacks one or more of the above three characteristics is considered to be a VIE. The Company reassesses its initial evaluation of an entity as a VIE based upon changes in the facts and circumstances pertaining to the VIE..

VIEs are required to be consolidated by their primary beneficiary. The primary beneficiary of a VIE is determined to be the party that has both the power to direct the activities that most significantly impact the VIE's economic performance and the obligation to absorb losses of the entity that could potentially be significant to, or the right to receive benefits from, the VIE that could potentially be significant to the VIE. This determination may involve complex and subjective analyses.

The Company has evaluated its non-Agency RMBS investments to determine if each represents a variable interest in a VIE. The Company monitors these investments and analyzes them for potential consolidation. The Company's non-Agency RMBS investments represent variable interests in VIEs. At September 30, 2013 and December 31, 2012, no VIEs required consolidation as the Company was not the primary beneficiary of any of these VIEs. At September 30, 2013 and December 31, 2012, the maximum exposure of the Company to VIEs is limited to the fair value of its investments in non-Agency RMBS as disclosed in the consolidated balance sheets.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

        The financial statements have been prepared on the accrual basis of accounting in accordance with U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires the Company to make a number of significant estimates. These include estimates of fair value of certain assets and liabilities, amount and timing of credit losses, prepayment rates, and other estimates that affect the reported amounts of certain assets and liabilities as of the date of the financial statements and the reported amounts of certain revenues and expenses during the reported period. It is likely that changes in these estimates (e.g., valuation changes due to supply and demand, credit performance, prepayments, interest rates, or other reasons) will occur in the near term. The Company's estimates are inherently subjective in nature and actual results could differ from its estimates and the differences may be material.

Use of Estimates

The financial statements have been prepared on the accrual basis of accounting in accordance with U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires the Company to make a number of significant estimates. These include estimates of fair value of certain assets and liabilities, amount and timing of credit losses, prepayment rates, and other estimates that affect the reported amounts of certain assets and liabilities as of the date of the financial statements and the reported amounts of certain revenues and expenses during the reported period. It is likely that changes in these estimates (e.g., valuation changes due to supply and demand, credit performance, prepayments, interest rates, or other reasons) will occur in the near term. The Company’s estimates are inherently subjective in nature and actual results could differ from its estimates and the differences may be material.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

        Cash and cash equivalents include cash held in bank accounts on an overnight basis. The Company maintains its cash and cash equivalents in highly rated financial institutions, and at times these balances exceed insurable amounts.

Cash and Cash Equivalents

Cash and cash equivalents include cash held on deposit with financial institutions and money market deposit accounts, all of which have original maturities of three months or less. The Company maintains its cash and cash equivalents in highly rated financial institutions, and at times these balances exceed insurable amounts.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash

        Restricted cash represents the Company's cash held by counterparties as collateral against the Company's securities, derivatives and/or repurchase agreements. Cash held by counterparties as collateral, which resides in non-interest bearing accounts, is not available to the Company for general corporate purposes, but may be applied against amounts due to securities, derivatives or repurchase counterparties or returned to the Company when the collateral requirements are exceeded or, at the maturity of the derivative or repurchase agreement.

Restricted Cash

Restricted cash represents the Company’s cash held by counterparties as collateral against the Company’s securities, derivatives and/or repurchase agreements, together with cash invested in FOAC to support a minimum capital requirement in connection with certain state licensing requirements.  Cash held by counterparties as collateral is not available to the Company for general corporate purposes, but may be applied against amounts due to securities, derivatives or repurchase counterparties or returned to the Company when the collateral requirements are exceeded or, at the maturity of the derivative or repurchase agreement.

Deferred Offering Costs, Policy [Policy Text Block]
Deferred Offering Costs

        In accordance with Accounting Standards Codification ("ASC") Subtopic 505-10, the direct costs incurred to issue shares classified as equity, such as legal and accounting fees, should be deducted from the related proceeds and the net amount recorded as stockholders' equity. Accordingly, payments made by the Company in respect of such costs related to the pending initial public offering are recorded as an asset on the accompanying balance sheet in the line item "Deferred offering costs", for subsequent deduction from the related proceeds upon closing of the offering.

        To the extent that certain costs, in particular legal fees, are known to have been accrued but have not yet been invoiced and paid, they are included in "Other accounts payable and accrued expenses" on the accompanying balance sheet.

Deferred Offering Costs

In accordance with Accounting Standards Codification (“ASC”) Subtopic 505-10, the direct costs incurred to issue shares classified as equity, such as legal and accounting fees, should be deducted from the related proceeds and the net amount recorded as stockholders’ equity.  Accordingly, payments made by the Company in respect of such costs related to the issuance of shares were recorded as an asset in the accompanying balance sheet in the line item “Deferred offering costs”, for subsequent deduction from the related proceeds upon closing of the offering.

To the extent that certain costs, in particular legal fees, are known to have been accrued but have not yet been invoiced and paid, they are included in “Other accounts payable and accrued expenses” on the accompanying condensed consolidated balance sheet.

Upon closing of the initial public offering and concurrent private placement of shares, all “Deferred offering costs” previously recorded as an asset on the Company’s condensed consolidated balance sheet have been reclassified. As further described in Note 9 – Related Party Transactions, an amount of $1,500,000 was deducted from proceeds of the related issuances, and the balance of offering costs in the amount of $1,139,703 was reimbursed to the Company by the Manager.

Repurchase and Resale Agreements Policy [Policy Text Block]
Repurchase Agreements

        The Company finances the acquisition of certain of its mortgage-backed securities through the use of repurchase agreements. The repurchase agreements are generally short-term debt, which expire within one year. Borrowings under repurchase agreements generally bear interest rates of a specified margin over one-month LIBOR and are generally uncommitted. In accordance with ASC 860 "Transfers and Servicing" the Company accounts for the repurchase agreements, other than those treated as Linked Transactions (see Note 3—Accounting for Derivative Financial Instruments—Non-Hedging Activity/Linked Transactions below), as collateralized financing transactions and are carried at their contractual amounts, as specified in the respective agreements. The contractual amounts approximate fair value due to their short-term nature.

Repurchase Agreements

The Company finances the acquisition of certain of its mortgage-backed securities through the use of repurchase agreements. The repurchase agreements are generally short-term debt, which expire within one year. Borrowings under repurchase agreements generally bear interest rates at a specified margin over LIBOR and are generally uncommitted. In accordance with ASC 860 “Transfers and Servicing” the Company accounts for the repurchase agreements, other than those treated as Linked Transactions (see Note 3 – Accounting for Derivative Financial Instruments – Non-Hedging Activity/Linked Transactions below), as collateralized financing transactions and they are carried at their contractual amounts, as specified in the respective agreements. The contractual amounts approximate fair value due to their short-term nature.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition, Premium Amortization, and Discount Accretion

        Interest income on the Company's portfolio is accrued based on the actual coupon rate and the outstanding principal balance of such securities. The Company recognizes interest income using the effective interest method for all securities. As such, premiums and discounts are amortized or accreted into interest income over the lives of the securities in accordance with ASC 310-20, "Nonrefundable Fees and Other Costs", ASC 320-10, "Investments—Debt and Equity Securities" or ASC 325-40, "Beneficial Interests in Securitized Financial Assets", as applicable. Total interest income will flow though the "Interest Income" line item on the statement of operations.

        On at least a quarterly basis for securities accounted for under ASC 320-10 and ASC 310-20 (generally Agency RMBS), prepayments of the underlying collateral must be estimated, which directly affect the speed at which the Company amortizes such securities. If actual and anticipated cash flows differ from previous estimates; the Company recognizes a "catch-up" adjustment in the current period to the amortization of premiums for the impact of the cumulative change in the effective yield through the reporting date.

        Similarly, the Company also reassesses the cash flows on at least a quarterly basis for securities accounted for under ASC 325-40 (generally non-Agency RMBS). In estimating these cash flows, there are a number of assumptions that will be subject to uncertainties and contingencies. These include the rate and timing of principal and interest receipts (including assumptions of prepayments, repurchases, defaults and liquidations), the pass-through or coupon rate and interest rate fluctuations. In addition, interest payment shortfalls due to delinquencies on the underlying mortgage loans have to be judgmentally estimated. Differences between previously estimated cash flows and current actual and anticipated cash flows are recognized prospectively through an adjustment of the yield over the remaining life of the security based on the current amortized cost of the investment as adjusted for credit impairment, if any.

        For investments purchased with evidence of deterioration of credit quality for which it is probable, at acquisition, that the Company will be unable to collect all contractually required payments receivable, the Company will apply the provisions of ASC 310-30, "Loans and Debt Securities Acquired with Deteriorated Credit Quality." ASC 310-30 addresses accounting for differences between contractual cash flows and cash flows expected to be collected from an investor's initial investment in loans or debt securities (loans) acquired in a transfer if those differences are attributable, at least in part, to credit quality. ASC 310-30 limits the yield that may be accreted (accretable yield) to the excess of the investor's estimate of undiscounted expected principal, interest and other cash flows (cash flows expected at acquisition to be collected) over the investor's initial investment in the loan. ASC 310-30 requires that the excess of contractual cash flows over cash flows expected to be collected (nonaccretable difference) not be recognized as an adjustment of yield, loss accrual or valuation allowance. Subsequent increases in cash flows expected to be collected are generally recognized prospectively through adjustment of the loan's yield over its remaining life. Decreases in cash flows expected to be collected are recognized as impairment.

        The Company's accrual of interest, discount and premium for U.S. federal and other tax purposes is likely to differ from the financial accounting treatment of these items as described above.

        Gains and losses from the sale of available-for-sale securities ("AFS") are recorded as realized gains (losses) within realized loss on sale of investments, net in the Company's statement of operations. Unrealized gains and losses on the Company's AFS securities are recorded as unrealized gain on available-for-sale securities, net in the Company's statement of comprehensive income.

Revenue Recognition, Premium Amortization, and Discount Accretion

Interest income on the Company’s portfolio is accrued based on the actual coupon rate and the outstanding principal balance of such securities. The Company recognizes interest income using the effective interest method for all securities. As such, premiums and discounts are amortized or accreted into interest income over the lives of the securities in accordance with ASC 310-20, “Nonrefundable Fees and Other Costs”, ASC 320-10, “Investments – Debt and Equity Securities” or ASC 325-40, “Beneficial Interests in Securitized Financial Assets”, as applicable.  Total interest income will flow though the “Interest Income” line item on the condensed consolidated statement of operations.

On at least a quarterly basis for securities accounted for under ASC 320-10 and ASC 310-20 (generally Agency RMBS), prepayments of the underlying collateral must be estimated, which directly affect the speed at which the Company amortizes such securities. If actual and anticipated cash flows differ from previous estimates; the Company recognizes a “catch-up” adjustment in the current period to the amortization of premiums for the impact of the cumulative change in the effective yield through the reporting date.

Similarly, the Company also reassesses the cash flows on at least a quarterly basis for securities accounted for under ASC 325-40 (generally non-Agency RMBS). In estimating these cash flows, there are a number of assumptions that will be subject to uncertainties and contingencies. These include the rate and timing of principal and interest receipts (including assumptions of prepayments, repurchases, defaults and liquidations), the pass-through or coupon rate and interest rate fluctuations. In addition, interest payment shortfalls due to delinquencies on the underlying mortgage loans have to be judgmentally estimated. Differences between previously estimated cash flows and current actual and anticipated cash flows are recognized prospectively through an adjustment of the yield over the remaining life of the security based on the current amortized cost of the investment as adjusted for credit impairment, if any.

For investments purchased with evidence of deterioration of credit quality for which it is probable, at acquisition, that the Company will be unable to collect all contractually required payments receivable, the Company will apply the provisions of ASC 310-30, “Loans and Debt Securities Acquired with Deteriorated Credit Quality.”  ASC 310-30 addresses accounting for differences between contractual cash flows and cash flows expected to be collected from an investor’s initial investment in loans or debt securities (loans) acquired in a transfer if those differences are attributable, at least in part, to credit quality.  ASC 310-30 limits the yield that may be accreted (accretable yield) to the excess of the investor’s estimate of undiscounted expected principal, interest and other cash flows (cash flows expected at acquisition to be collected) over the investor’s initial investment in the loan.  ASC 310-30 requires that the excess of contractual cash flows over cash flows expected to be collected (nonaccretable difference) not be recognized as an adjustment of yield, loss accrual or valuation allowance.  Subsequent increases in cash flows expected to be collected are generally recognized prospectively through adjustment of the loan’s yield over its remaining life.  Decreases in cash flows expected to be collected are recognized as impairment.

The Company’s accrual of interest, discount and premium for U.S. federal and other tax purposes is likely to differ from the financial accounting treatment of these items as described above.

Gains and losses from the sale of available-for-sale securities (“AFS”) are recorded as realized gains (losses) within realized loss on sale of investments, net in the Company's condensed consolidated statement of operations. Upon the sale of a security, the Company will determine the cost of the security and the amount of unrealized gains or losses to reclassify out of accumulated other comprehensive income (loss) into earnings based on the specific identification method. Unrealized gains and losses on the Company’s AFS securities are recorded as unrealized gain (loss) on available-for-sale securities, net in the Company's condensed consolidated statement of comprehensive income (loss).

Property, Plant and Equipment, Impairment [Policy Text Block]
Impairment

        The Company evaluates its RMBS, on a quarterly basis, to assess whether a decline in the fair value of an AFS security below the Company's amortized cost basis is an other-than-temporary impairment ("OTTI"). The presence of OTTI is based upon a fair value decline below a security's amortized cost basis and a corresponding adverse change in expected cash flows due to credit related factors as well as non-credit factors, such as changes in interest rates and market spreads. Impairment is considered other-than-temporary if an entity (i) intends to sell the security, (ii) will more likely than not be required to sell the security before it recovers in value or (iii) does not expect to recover the security's amortized cost basis, even if the entity does not intend to sell the security. Under these scenarios, the impairment is other-than-temporary and the full amount of impairment should be recognized currently in earnings and the cost basis of the investment security is adjusted. However, if  an entity does not intend to sell the impaired debt security and it is more likely than not that it will not be required to sell before recovery, the OTTI should be separated into (i) the estimated amount relating to credit loss ("credit" component) and (ii) the amount relating to all other factors ("non-credit" component). Only the estimated credit loss amount is recognized currently in earnings, with the remainder of the loss amount recognized in other comprehensive income. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in accordance with the effective interest method.

Impairment

The Company evaluates its RMBS, on a quarterly basis, to assess whether a decline in the fair value of an AFS security below the Company's amortized cost basis is an other-than-temporary impairment (“OTTI”). The presence of OTTI is based upon a fair value decline below a security's amortized cost basis and a corresponding adverse change in expected cash flows due to credit related factors as well as non-credit factors, such as changes in interest rates and market spreads. Impairment is considered other-than-temporary if an entity (i) intends to sell the security, (ii) will more likely than not be required to sell the security before it recovers in value or (iii) does not expect to recover the security's amortized cost basis, even if the entity does not intend to sell the security. Under these scenarios, the impairment is other-than-temporary and the full amount of impairment should be recognized currently in earnings and the cost basis of the investment security is adjusted. However, if an entity does not intend to sell the impaired debt security and it is more likely than not that it will not be required to sell before recovery, the OTTI should be separated into (i) the estimated amount relating to credit loss (“credit” component) and (ii) the amount relating to all other factors (“non-credit” component). Only the estimated credit loss amount is recognized currently in earnings, with the remainder of the loss amount recognized in other comprehensive income. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in accordance with the effective interest method.

Income Tax, Policy [Policy Text Block]
Income Taxes

        The Company intends to elect and qualify to be taxed as a REIT under the Code for U.S. federal income tax purposes, commencing with the Company's short taxable period ended December 31, 2012. So long as the Company qualifies as a REIT, the Company generally will not be subject to U.S. federal income taxes on its taxable income to the extent it annually distributes at least 90% of its net taxable income to shareholders and maintains its intended qualification as a REIT.

        In addition to the Company's intention to elect to be taxed as a REIT, the Company intends to comply with the Sections 856 through 859 of the Code. Accordingly, the Company generally will not be subject to U.S. federal income tax to the extent of its distributions to stockholders and as long as certain asset, income and share ownership tests are met. To maintain its qualification as a REIT, the Company must distribute at least 90% of its REIT taxable income to its stockholders and meet certain other requirements. The Company may also be subject to certain state, local and franchise taxes. Under certain circumstances, federal income and excise taxes may be due on its undistributed taxable income. If the Company were to fail to meet these requirements, it would be subject to U.S. federal income tax, which could have a material adverse impact on its results of operations and amounts available for distributions to its stockholders. The Company believes it will meet all of the criteria to maintain the Company's REIT qualification for the applicable periods, but there can be no assurance that these criteria will continue to be met in subsequent periods.

        The Company does not have any material uncertain tax positions at this time. The Company's accounting policy with respect to interest and penalties is to classify these amounts as interest expense. The Company has not recognized any such amounts related to uncertain tax positions as of the balance sheet date.

Income Taxes

The Company has elected to be taxed as a REIT under the Code for U.S. federal income tax purposes, commencing with the Company’s short taxable period ended December 31, 2012. So long as the Company qualifies as a REIT, the Company generally will not be subject to U.S. federal income taxes on its taxable income to the extent it annually distributes at least 90% of its net taxable income to shareholders and maintains its intended qualification as a REIT.

In addition to the Company’s election to be taxed as a REIT, the Company complies with Sections 856 through 859 of the Code. Accordingly, the Company generally will not be subject to U.S. federal income tax to the extent of its distributions to stockholders and as long as certain asset, income and share ownership tests are met. To maintain its qualification as a REIT, the Company must distribute at least 90% of its REIT taxable income to its stockholders and meet certain other requirements. The Company may also be subject to certain state, local and franchise taxes. Under certain circumstances, federal income and excise taxes may be due on its undistributed taxable income. If the Company were to fail to meet these requirements, it would be subject to U.S. federal income tax, which could have a material adverse impact on its results of operations and amounts available for distributions to its stockholders. The Company believes it will meet all of the criteria to maintain the Company's REIT qualification for the applicable periods, but there can be no assurance that these criteria will continue to be met in subsequent periods.

The Company does not have any material uncertain tax positions at this time. The Company's accounting policy with respect to interest and penalties is to classify these amounts as interest expense. The Company has not recognized any such amounts related to uncertain tax positions as of the balance sheet date.

Earnings Per Share, Policy [Policy Text Block]
Earnings per Share

        The Company calculates basic and diluted earnings per share by dividing net income for the period by the weighted-average shares of the Company's common stock outstanding for that period. For the period May 16, 2012 to December 31, 2012, no adjustment was required for the calculation of diluted earnings per share, by reason of the warrants described in Note 9 being exercisable after an initial public offering of the Company's stock at an exercise price higher than the price of such initial public offering, and thereby anti-dilutive.

Earnings per Share

The Company calculates basic and diluted earnings per share by dividing net income attributable to common stockholders for the period by the weighted-average shares of the Company’s common stock outstanding for that period. Diluted earnings per share takes into account the effect of dilutive instruments, such as warrants, stock options, and unvested restricted stock, but use the average share price for the period in determining the number of incremental shares that are to be added to the weighted-average number of shares outstanding. See Note 11 for details of the computation of basic and diluted earnings per share.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company is required to recognize compensation costs relating to stock-based payment transactions in the financial statements.  The Company accounts for share-based compensation issued to its Manager and non-management directors using the fair value based methodology prescribed by ASC 718, Share-Based Payment (“ASC 718”).  Compensation cost related to restricted common stock issued to the Manager is initially measured at estimated fair value at the grant date, and is remeasured on subsequent dates to the extent the awards are unvested.  Additionally, compensation cost related to restricted common stock issued to the non-management directors is measured at its estimated fair value at the grant date and amortized and expensed over the vesting period.  See Note 9 for details of stock-based awards issuable under the Manager Equity Plan.

Comprehensive Income, Policy [Policy Text Block]	Comprehensive Income Comprehensive income is comprised of net income, as presented in the statement of comprehensive income, adjusted for changes in unrealized gain or loss on AFS securities.

Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of net income (loss), as presented in the condensed consolidated statement of comprehensive income (loss), adjusted for changes in unrealized gain or loss on AFS securities.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements Not Yet Adopted

        In December 2011, the Financial Accounting Standards Board ("FASB") issued ASU No. 2011-11, which amends ASC 210, "Balance Sheet". The amendments in this ASU enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with ASU 210, Balance Sheet or ASU 815, Other Presentation Matters or (2) subject to an enforceable master netting arrangement or similar agreement. ASU 2011-11 is effective for the first interim or annual period beginning on or after January 1, 2013. Adopting this ASU will not have a material impact on the Company's financial condition or results of operations.

Recent Accounting Pronouncements Adopted

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-11, which amends ASC 210, “Balance Sheet”.  The amendments in this ASU enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with ASC 210, Balance Sheet or ASC 815, Other Presentation Matters or (2) subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for the first interim or annual period beginning on or after January 1, 2013. The Company adopted ASU No. 2011-11 for the nine months ended September 30, 2013 and this had no material impact on the Company’s financial condition or results of operations other than enhanced disclosure in the condensed consolidated notes to financial statements.

In January 2013, FASB issued ASU No. 2013-01, which amends ASU No. 2011-11. The amendments clarify that the scope of ASU No. 2011-11 applies to derivatives accounted for in accordance with ASC 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset in accordance with ASC 210 or subject to an enforceable master netting arrangement or similar agreements. ASU No. 2013-01 is effective the same date as ASU No. 2011-11. The Company adopted ASU No. 2013-01 for the nine months ended September 30, 2013 and this had no material impact on the Company’s financial condition or results of operations other than enhanced disclosure in the condensed consolidated notes to financial statements.

In February 2013, FASB issued ASU No. 2013-02, which amends FASB ASC 220 “Comprehensive Income”. The amendments in this ASU require an entity to provide information about any amounts reclassified out of accumulated other comprehensive income by component. An entity is required to present, either on the face of the statement where net income is presented or in the condensed consolidated notes to financial statements, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.  ASU No. 2013-02 is effective for reporting periods beginning after December 15, 2012 for public entities. The Company adopted ASU No. 2013-02 for the nine months ended September 30, 2013 and this had no material impact on the Company’s financial condition or results of operations.